Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 228.1	$ 187.5
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	220.5	182.8
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 7.6	$ 4.7